Drilling units (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Drilling units
The below table shows the gross value and net book value of our drilling units at December 31, 2020 and December 31, 2019.

(In $ millions)	Cost	Accumulated depreciation	Net Book Value
Opening balance as at January 1, 2019	6,714.0	(1,708.4)	5,005.6
Additions	111.1	—	111.1
Depreciation	—	(275.9)	(275.9)
Closing balance as at December 31, 2019	6,825.1	(1,984.3)	4,840.8
Additions	28.7	—	28.7
Impairment	(4,210.4)	—	(4,210.4)
Depreciation	—	(230.8)	(230.8)
Closing balance as at December 31, 2020	2,643.4	(2,215.1)	428.3